UNAUDITED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated deficit	Total
Beginning balance at Dec. 31, 2022	$ 2	$ 1,197	$ (158,223)	$ (142,670)
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	128,716
Exercise of stock options		187		187
Stock-based compensation		2,316		2,316
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	226,533
Sale of common stock under Open Market Sales Agreement, net of issuance costs		597		597
Net loss			(86,879)	$ (86,879)
Ending balance (in shares) at Dec. 31, 2023	40,609,915			40,609,915
Ending balance at Dec. 31, 2023	$ 40	271,594	(245,102)	$ 26,532
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	1,579
Exercise of stock options		2		2
Stock-based compensation		1,057		1,057
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	931,250,000
Sale of common stock under Open Market Sales Agreement, net of issuance costs	$ 1	2,281		2,282
Net loss			(18,978)	(18,978)
Ending balance (in shares) at Mar. 31, 2024	41,542,744
Ending balance at Mar. 31, 2024	$ 41	274,934	(264,080)	$ 10,895
Beginning balance (in shares) at Dec. 31, 2023	40,609,915			40,609,915
Beginning balance at Dec. 31, 2023	$ 40	271,594	(245,102)	$ 26,532
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	3,810			3,810
Exercise of stock options		4		$ 4
Stock-based compensation		3,649		3,649
Sale of common stock under Open Market Sales Agreement, net of issuance costs (in shares)	1,136,384
Sale of common stock under Open Market Sales Agreement, net of issuance costs	$ 1	2,382		2,383
Net loss			(60,477)	$ (60,477)
Ending balance (in shares) at Dec. 31, 2024	41,750,109			41,750,109
Ending balance at Dec. 31, 2024	$ 41	277,629	(305,579)	$ (27,909)
Stockholders' (Deficit) Equity
Exercise of stock options (in shares)	37,987			37,987
Exercise of stock options		5		$ 5
Stock-based compensation		508		508
Net loss			(9,266)	$ (9,266)
Ending balance (in shares) at Mar. 31, 2025	41,788,096			41,788,096
Ending balance at Mar. 31, 2025	$ 41	$ 278,142	$ (314,845)	$ (36,662)